Client Name:
Client Project Name:	BRAVO 2025-CES3
Start - End Dates:	5/14/2024 - 9/8/2025
Deal Loan Count:	287

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Compliance	XXX Home Equity	CMPTXHE320	XXX Equity - XXX Equity : Missing T.42 Title Endorsement	6
Compliance	XXX Home Equity	CMPTXHE321	XXX Equity - XXX Equity : Missing T.42.1 Title Endorsement	6
Total				13

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